INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8. INCOME TAXES

Tax Cuts and Jobs Act (TCJA) — Impact on NOL Carryforward Rules

On December 22, 2017, the U.S. federal government enacted the Tax Cuts and Jobs Act (the “2017 Tax Act”). The 2017 Tax Act reduced the federal corporate income tax rate from 35% to 21%, effective January 1, 2018, and significantly modified net operating loss (NOL) carryforward rules under IRC §172, as follows:

●	For NOLs arising in tax years before January 1, 2018: carryback 2 years and carryforward 20 years, at 100% offset of taxable income.

●	For NOLs arising in tax years beginning after December 31, 2017: no carryback, indefinite carryforward, but utilization limited to 80% of taxable income in any given year, per IRC §172 as amended by TCJA.

The re-measurement of deferred taxes at the new 21% corporate rate reduced the Company’s net deferred tax assets, before valuation allowance, by approximately $2.2 million upon enactment. Due to the full valuation allowance maintained at that time, the change in deferred taxes was fully offset by a corresponding change in the valuation allowance with no net income statement impact, consistent with ASC 740-10-45-15.

The components of income tax provision (benefit) for the years ended December 31, 2025 and 2024 are as follow:

	2025	2024
Current taxes:
Federal	$—	$—

Total current taxes	—	—
Deferred tax provision (benefit)	—	—

Income tax provision (benefit)	$—	$—

A reconciliation of the income tax (provision) benefit at the statutory rate of 21% for the years ended December 31, 2025 and 2024 to the Company’s effective tax rate is as follows:

	2025	2024
U.S. Statutory tax rate	21.0%	21.0%
Change in valuation reserve on deferred tax assets	(21)%	(21)%

Income tax (provision) benefit	—%	—%

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2025 and 2024 are as follows:

Rate Reconciliation

In accordance with ASU 2023-09, the following table presents the rate reconciliation in both percentage and dollar amounts for the years ended December 31, 2025 and 2024:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Amount	Percentage	Amount	Percentage
Tax benefit at U.S. federal statutory rate (21%)	$(1,993,222)	21.0%	$(166,687)	21.0%
State income taxes, net of federal benefit	—	0.0%	—	0.0%
Change in valuation allowance	1,993,222	21.0%	166,687	21.0%
Effective income tax rate	$—	0.0%	$—	0.0%

	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$1,674,489	$1,200,018
Stock-based compensation	1,648,922	130,172
Total deferred tax assets	3,323,412	1,330,190
Valuation allowance	(3,323,412)	(1,330,190)

Net deferred tax assets (liability)	$—	$—

Net Operating Loss Carryforwards.

As of December 31, 2025 and 2024, the Company had federal NOL carryforwards of approximately $7,973,759 and $5,714,370, respectively. Of the 2025 balance, approximately $4,924,619 relates to pre-2018 vintages subject to the 20-year carryforward period (expiring 2026–2037), and approximately $3,049,140 relates to post-2017 vintages with indefinite carryforward, subject to the 80% annual taxable income utilization limit under IRC §172 as amended by TCJA.

The NOL carryforwards are segregated by vintage year and subject to different expiration and utilization rules as follows:

Tax Year	NOL Amount	Expiration	Applicable Rules
2006	$509,749	2026	Subject to 20-year expiration limit
2007	$807,208	2027	Subject to 20-year expiration limit
2009	$778,247	2029	Subject to 20-year expiration limit
2010	$294,973	2030	Subject to 20-year expiration limit
2011	$417,724	2031	Subject to 20-year expiration limit
2012	$448,045	2032	Subject to 20-year expiration limit
2013	$294,807	2033	Subject to 20-year expiration limit
2014	$311,759	2034	Subject to 20-year expiration limit
2015	$349,180	2035	Subject to 20-year expiration limit
2016	$627,123	2036	Subject to 20-year expiration limit
2017	$85,804	2037	Subject to 20-year expiration limit
2018	$235,550	Indefinite	80% taxable income limit (TCJA §172)
2019	$83,826	Indefinite	80% taxable income limit (TCJA §172)
2020	$70,828	Indefinite	80% taxable income limit (TCJA §172)
2021	$98,362	Indefinite	80% taxable income limit (TCJA §172)
2022	$57,428	Indefinite	80% taxable income limit (TCJA §172)
2023	$69,875	Indefinite	80% taxable income limit (TCJA §172)
2024	$173,882	Indefinite	80% taxable income limit (TCJA §172)
2025	$2,259,389	Indefinite	80% taxable income limit (TCJA §172)
Total	$7,973,759

IRC §382 Limitations.

The Company’s ability to utilize NOL carryforwards may be limited under IRC §382 if cumulative ownership changes exceed 50% within any three-year period. Management is monitoring for potential ownership changes and will conduct a formal §382 analysis as warranted.

Valuation Allowance.

A 100% valuation allowance of $3,323,412 (2025) and $1,330,190 (2024) has been established against net deferred tax assets. The $1,993,222 increase reflects current-year losses. Management determined it is more likely than not that the deferred tax assets will not be realized based on the Company’s history of cumulative losses and uncertainty of generating sufficient future taxable income.

Income Taxes Paid

In accordance with ASU 2023-09, the following discloses cash paid for income taxes for the years ended December 31, 2025 and 2024:

	2025	2024
Cash paid for federal income taxes	$—	$—
Cash paid for state income taxes	—	—

Total cash paid for income taxes	$—	$—

Uncertain Tax Positions

As of December 31, 2025 and 2024, there are no material uncertain tax positions requiring recognition. No interest or penalties related to income taxes have been accrued. Tax years 2022 through 2025 remain open for examination.